Employee Remuneration	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Employee Remuneration [Abstract]
EMPLOYEE REMUNERATION
16.	EMPLOYEE REMUNERATION

	2026 A$	2025 A$
Employee Benefit Expenses recognised for employee benefits are analysed below:

Salaries / contract payments for Directors and employees	3,105,313	904,217

Defined contribution superannuation expense	26,029	-

Other employee expenses	137,876	-

Less: Capitalised to exploration assets	(723,324)	-

Employee benefits expense – other	2,545,894	904,217

Movement in share based payments reserve – refer Note 11	10,934,330	394,215

Issue of shares as remuneration	57,000	687,500

Total employee benefits expense - share based payments	10,991,330	1,081,715

Total	13,537,224	1,985,932

16.	EMPLOYEE REMUNERATION

(a) Employee benefits expense

	2025 $	2024 $
Expenses recognised for employee benefits are analysed below:

Salaries / contract payments for Directors and employees	904,217	1,139,395

Share based payments	1,081,715	666,757

Defined contribution superannuation expense	-	54,607

Other employee expenses	-	19,117

Less: Transfer to exploration assets	-	(456,093)

	1,985,932	1,423,783

Share based employee remuneration

As at 30 June 2025 the Group maintained a share option plan and performance share plan for employee and director remuneration. During the year there were 5,000,000 performance rights granted as key management personnel KMP, employee and consultant remuneration.

The table below outlines the inputs used in the Black Scholes fair value calculation for the options:

Range of values

Exercise price	Nil

Right life	3.3 years

Underlying share price	$0.011

Expected share price volatility	100%

Risk free interest rate	3.76%

Weighted average fair value per right	$0.011

Weighted average contractual life	3.3 years

Details of rights issued to KMP and employees are provided in the table below. All unvested Performance Rights will lapse within 3 months of the officer ceasing to be engaged by the Company.

Granted			Fair value at grant date		First	Last
2025	Number granted	Grant date	per right[2]	Full value $	vesting date[1]	vesting date
J Kopias[1]	4,000,000	18/03/2025	$0.011	44,000	31 May 2025	31 March 2030
K Stecca[1]	1,000,000	18/03/2025	$0.011	44,000	31 May 2025	31 March 2030
TOTAL	5,000,000

[1]	The vesting of the performance rights is subject to engagement by the Company at 31 May 2025 and later.
[2]	Share price at grant dated

Fair value of options granted

The fair value at grant date of the Director options has been determined using the Black Scholes option pricing model that takes into account the exercise price, the term of the option, the impact of dilution, the non-tradeable nature of the option, the share price at grant date and expected price volatility of the underlying share, the expected dividend yield and the risk-free interest rate for the term of the option.

Fair value of performance rights granted

The fair value at grant date of the Director, KMP and employee performance rights, subject to market based vesting conditions has been determined using a Monte Carlo pricing model that takes into account the term of the right, the impact of dilution, the impact of the KPI on the underlying share price, the non-tradeable nature of the right, the share price at grant date and expected price volatility of the underlying share, the expected dividend yield and the risk-free interest rate for the term of the right.